UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08769

Badgley Funds, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 701, Milwaukee, Wisconsin 53201-0701
(Address of principal executive offices) (Zip code)

Kirkland & Ellis LLP, 200 East Randolph Street, Chicago, IL 60601
(Name and address of agent for service)

1-877-BADGLEY (1-877-223-4539)
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2004

Date of reporting period: June 30, 2004

PROXY COMMITTEE

COMPANY NAME:	Dell Computer Corporation
TICKER SYMBOL:	DELL
CUSIP NUMBER:	247025109
MEETING DATE:	07/18/03

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Elimination of classified board	F	F

3	Change of company name to "Dell Inc."	F	F

4	Approval of executive annual incentive bonus plan	F	F

PROXY COMMITTEE

COMPANYY NAME:	Paychex, Inc.
TICKER SYMBOL:	PAYX
CUSIP NUMBER:	704326107
MEETING DATE:	10/02/03

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

PROXY COMMITTEE

COMPANYY NAME:	Cintas Corp
TICKER SYMBOL:	CTAS
CUSIP NUMBER:	172908105
MEETING DATE:	10/14/03

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Authority to establish the number of directors to be elected	F	F
at the meeting at eight

2	Election of Directors	F	F

3	Approval of Directors’ stock option plan	F	F

4	Proposal to adopt a policy of expensing the cost of stock	F	A
options in Cintas’ income statement

5	Proposal to establish a nominating committee composed of	F	A
independent members as defined in the proposal

6	Proposal to adopt a policy of nominating independent	F	A
directors who, if elected, would constitute two-thirds of
the Board

7	Proposal to issue a report on Cintas’ code of conduct for	A	A
vendors and other workplace policies

PROXY COMMITTEE

COMPANY NAME:	Microsoft Corporation
TICKER SYMBOL:	MSFT
CUSIP NUMBER:	594918104
MEETING DATE:	11/11/03
VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Adoption of the amendments to the 2001 stock plan	F	F

3	Adoption of the amendments to the 1999 stock option plan	F	F
for non-employee directors

4	Shareholder proposal (the Board recommends a vote	A	A
"against" this proposal)

PROXY COMMITTEE

COMPANY NAME:	Affiliated Computer Services, Inc
TICKER SYMBOL:	ACS
CUSIP NUMBER:	008190100
MEETING DATE:	10/30/03

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve the performance-based incentive compensation	F	F
for the corporation’s executive officers.

3	To ratify the appointment of PriceWaterHouseCoopers	F	F
LLP as the corporation’s independent auditors for fiscal
year 2004.

PROXY COMMITTEE

COMPANY NAME:	Cisco Systems, Inc.
TICKER SYMBOL:	CSCO
CUSIP NUMBER:	17275R102
MEETING DATE:	11/11/03

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve an amendment and restatement of the employee	F	F
stock purchase plan, including an increase of 100,000,000
shares authorized for issuance under the plan and a 5-year
extension of the plan, as more fully set forth in the
accompanying proxy statement

3	To ratify the appointment of PriceWaterhouseCoopers LLP	F	F
as Cisco’s independent auditors for the fiscal year ending
July 31, 2004.

The Board of Directors recommends a vote "against"
proposals 4 and 5.

4	Proposal submitted by a shareholder that the board prepare	A	A
a report each fiscal year on Cisco hardware and software
provided to government agencies and state-owned
communications or information technology entities in any
country, as more fully set forth in the accompanying
proxy statement

5	Proposal submitted by shareholders that the Board’s	A	A
compensation committee prepare and make available by
January 1, 2004, a report comparing total compensation of the company’s top executives and it’s lowest paid workers in the
U.S. and abroad as of specific dates, as more fully set forth in the accompanying proxy statement

PROXY COMMITTEE

COMPANY NAME:	Sysco Corporation
TICKER SYMBOL:	SYY
CUSIP NUMBER:	871829107
MEETING DATE:	11/07/03

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of amendment to restated certificate of	F	F
incorporation to increase the number of shares of common
stock that Sysco will have the authority to issue to two
billion (2,000,000,000).

3	Approval of the 2003 stock incentive plan	F	F

The Board of Directors recommends a vote "against"
proposal 4

4	Shareholder proposal requesting that the Board review the	A	A
company’s policies for food products containing
genetically engineered ingredients and report to
shareholders by March 2004.

PROXY COMMITTEE

COMPANY NAME:	Cardinal Health, Inc.
TICKER SYMBOL:	CAH
CUSIP NUMBER:	14149Y108
MEETING DATE:	11/05/03

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

PROXY COMMITTEE

COMPANY NAME:	Walgreen Co.
TICKER SYMBOL:	WAG
CUSIP NUMBER:	931422109
MEETING DATE:	01/14/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of the amended and restated Walgreen Co.	F	F
non-employee directors stock plan

PROXY COMMITTEE

COMPANY NAME:	Costco Wholesale Corp.
TICKER SYMBOL:	COST
CUSIP NUMBER:	22160K105
MEETING DATE:	01/29/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Shareholder proposal to elect directors annually and not by	A	A
classes.

3	Shareholder proposal to develop a policy for land	A	A
procurement.

4	Ratification of selection of independent auditors.	F	F

PROXY COMMITTEE

COMPANY NAME:	Starbucks Corporation
TICKER SYMBOL:	SBUX
CUSIP NUMBER:	855244109
MEETING DATE:	03/30/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Proposal to ratify the selection of Deloitte & Touche LLP	F	F
as the company’s independent auditors for the fiscal year
ending October 3, 2004.

PROXY COMMITTEE

COMPANY NAME:	General Electric
TICKER SYMBOL:	GE
CUSIP NUMBER:	369604103
MEETING DATE:	04/28/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

A	Election of Directors	F	F

B	Independent Auditors	F	F

C	Revenue Measurement Added to Executive Officer	F	F
Performance Goals

The Board of Directors recommends a vote "against"
Shareowner proposals 1 through 15

1	Cumulative Voting	A	A
2	Animal Testing	A	A
3	Nuclear Risk	A	A
4	Report on PCB Cleanup Costs	A	A
5	Offshore Sourcing	A	A
6	Sustainability Index	A	A
7	Compensation Committee	A	A
8	Pay Disparity	A	A
9	End Stock Options and Bonuses	A	A
10	Limit Outside Directorships	A	A
11	Independent Board Chairman	A	A
12	Explore Sale of Company	A	A
13	Holding Stock from Stock Options	A	A
14	Board Independence	A	A
15	Political Contributions	A	A

PROXY COMMITTEE

COMPANY NAME:	Johnson & Johnson
TICKER SYMBOL:	JNJ
CUSIP NUMBER:	478160104
MEETING DATE:	04/22/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of appointment of PriceWaterHouseCoopers as	F	F
independent auditors

The Board of Directors recommends a vote
"against" proposal 3

3	Proposal of charitable contributions	A	A

PROXY COMMITTEE

COMPANY NAME:	Pfizer Inc
TICKER SYMBOL:	PFE
CUSIP NUMBER:	717081103
MEETING DATE:	04/22/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	A proposal to approve the appointment of KPMG LLP as	F	F
independent auditors for 2004.

3	A proposal to approve the Pfizer Inc 2004 stock plan.	F	F

The Board of Directors recommends a vote "against"
Items 4, 5, 6, 7, 8, 9 and 10

4	Shareholder proposal requesting review of the economic effects	A	A
of the HIV/AIDS, TB and Malaria pandemics on the company’s
business strategy.

5	Shareholder proposal relating to political contributions.	A	A

6	Shareholder proposal relating to an annual report on corporate	A	A
resources devoted to supporting political entities or candidates

7	Shareholder proposal seeking to impose term limits on directors	A	A

8	Shareholder proposal requesting a report on increasing access	A	A
to Pfizer products

9	Shareholder proposal on stock options	A	A

10	Shareholder proposal on in vitro testing	A	A

PROXY COMMITTEE

COMPANY NAME:	State Street Corporation
TICKER SYMBOL:	STT
CUSIP NUMBER:	857477103
MEETING DATE:	04/21/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To vote on a stockholder proposal to exempt the Board of	A	A
Directors from Massachusetts general laws, chapter 156B,
Section 50A(A).

The Board of Directors recommends a vote
"against" item 2.

PROXY COMMITTEE

COMPANY NAME:	Citigroup Inc
TICKER SYMBOL:	C
CUSIP NUMBER:	172967101
MEETING DATE:	04/20/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Proposal to ratify the selection of KPMG LLP as	F	F
Citigroup’s independent auditors for 2004.

The Board of Directors recommends a vote
"against" each of proposals 3-6.

3	Stockholder proposal requesting a curb on executive	A	A
compensation, no future stock option grants and no
renewals or extensions of option plans.

4	Stockholder proposal requesting a report on political	A	A
contributions.

5	Stockholder proposal requesting a discontinuation of all	A	A
rights, options, SAR’s and possible severance payments to
top 5 of management.

6	Stockholder proposal requesting that the Chairman of the	A	A
Board have no management duties, titles or responsibilities

PROXY COMMITTEE

COMPANY NAME:	MBNA Corporation
TICKER SYMBOL:	KRB
CUSIP NUMBER:	55262L100
MEETING DATE:	05/03/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of appointment of independent auditors	F	F

The Board of Directors recommends a vote
"against" proposals 3 and 4.

3	Stockholder proposal (item 3 in proxy statement)	A	A

4	Stockholder proposal (item 4 in proxy statement)	A	A

PROXY COMMITTEE

COMPANY NAME:	AFLAC Inc.
TICKER SYMBOL:	AFL
CUSIP NUMBER:	001055102
MEETING DATE:	05/03/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To consider and approve the 2004 AFLAC Incorporated	F	F
Long-Term Incentive Plan

3	Ratification of appointment of KPMG LLP as independent	F	F
auditors

PROXY COMMITTEE

COMPANY NAME:	Praxair Inc.
TICKER SYMBOL:	PX
CUSIP NUMBER:	74005P104
MEETING DATE:	04/27/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Proposal to amend the long term incentive plan.	F	F

3	Proposal to amend the certificate of incorporation.	F	F

4	Proposal to approve a stockholder protection rights	F	F
agreement

PROXY COMMITTEE

COMPANY NAME:	United Parcel Service
TICKER SYMBOL:	UPS
CUSIP NUMBER:	911312106
MEETING DATE:	05/06/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of the appointment of Deloitte & Touche LLP,	F	F
independent auditors, as UPS’s auditors for the year
ending December 31, 2004.

PROXY COMMITTEE

COMPANY NAME:	PepsiCo Inc
TICKER SYMBOL:	PEP
CUSIP NUMBER:	713448108
MEETING DATE:	05/05/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of auditors	F	F

3	Approval of the 2004 executive incentive compensation	F	F
plan

The Board of Directors recommended a vote
"against" item no. 4 and 5.

4	Shareholder proposal (proxy statement p. 22)	A	A

5	Shareholder proposal (proxy statement p. 23)	A	A

PROXY COMMITTEE

COMPANY NAME:	Intel Corp
TICKER SYMBOL:	INTC
CUSIP NUMBER:	458140100
MEETING DATE:	05/19/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of selection of independent auditors	F	F

3	Approval of the 2004 equity incentive plan	F	F

The Board of Directors recommends a vote "against"
item 4, "against" item 5, and "against" item 6. Shares
will be so voted unless you otherwise indicate.

4	Stockholder proposal requesting the expensing of stock	A	A
options

5	Stockholder proposal requesting the use of performance-	A	A
vesting stock

6	Stockholder proposal requesting the use of performance-	A	A
based stock options

PROXY COMMITTEE

COMPANY NAME:	3M Company
TICKER SYMBOL:	MMM
CUSIP NUMBER:	88579Y101
MEETING DATE:	05/11/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of independent auditors	F	F

3	Approval of amendment to the certificate of incorporation	F	F
to increase the authorized common stock

4	Stockholder proposal relating to separation of the roles of	A	A
CEO and Chairman of the Board.

PROXY COMMITTEE

COMPANY NAME:	Harley-Davidson
TICKER SYMBOL:	HDI
CUSIP NUMBER:	412822108
MEETING DATE:	05/24/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of the amended Corporate Short Term Incentive	F	F
Plan.

3	Approval of the 2004 Incentive Stock Plan.	F	F

4	Ratification of Ernst & Young LLP as auditors.	F	F

PROXY COMMITTEE

COMPANY NAME:	Ecolab Inc
TICKER SYMBOL:	ECL
CUSIP NUMBER:	278865100
MEETING DATE:	05/07/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Re-approve Ecolab Inc management performance incentive	F	F
plan, as amended.

3	Approve Ecolab stock purchase plan.	F	F

4	Ratify appointment of independent auditors.	F	F

PROXY COMMITTEE

COMPANY NAME:	Expeditors Int’l of Washington Inc
TICKER SYMBOL:	EXPD
CUSIP NUMBER:	302130109
MEETING DATE:	05/05/04

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

PROXY COMMITTEE

COMPANY NAME:	American Int’l Group
TICKER SYMBOL:	AIG
CUSIP NUMBER:	026874107
MEETING DATE:	05/19/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Adopt chief executive officer annual compensation plan	F	F

3	Adopt a director stock plan	F	F

4	Ratification of independent accountants	F	F

The Board of Directors recommends a vote
"against" items 5, 6, and 7.

5	Shareholder proposal I described in the proxy statement	A	A

6	Shareholder proposal II described in the proxy statement	A	A

7	Shareholder proposal III described in the proxy statement	A	A

PROXY COMMITTEE

COMPANY NAME:	Amgen Inc
TICKER SYMBOL:	AMGN
CUSIP NUMBER:	031162100
MEETING DATE:	05/13/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the selection of Ernst & Young LLP as	F	F
independent auditors of the company for the year ending
December 31, 2004

3A	Stockholder proposal #1 (EEO-1 Report).	A	A

3B	Stockholder proposal #2 (Stock option expensing)	A	A

PROXY COMMITTEE

COMPANY NAME:	Teva Pharmaceutical
TICKER SYMBOL:	TEVA
CUSIP NUMBER:	881624209
MEETING DATE:	05/20/04

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	To receive and discuss the company’s consolidated balance	F	F
Sheet as of December 31, 2003 and the consolidated
statements.

2	To approve the board of directors’ recommendation that the	F	F
cash dividend for the year ended December 31, 2003, which
was paid in four installments and aggregated NIS 1.44
(approximately US$0.322) per ordinary share, be declared
final.

3A	To elect Abraham E. Cohen to serve for a three-year term.	F	F

3B	To elect Leslie Dan to serve for a three-year term.	F	F

3C	To elect Prof. Meir Heth to serve for a three-year term.	F	F

3D	To elect Prof. Moshe Many to serve for a three-year term.	F	F

3E	To elect Dov Shafir to serve for a three-year term.	F	F

4	To approve the purchase of director’s and officer’s liability	F	F
Insurance for the directors and officers of the company.

5	To appoint Kesselman and Kesselman, a member of	F	F
PriceWaterhouseCoopers International Ltd, as the company’s
independent auditors for the year ending December 31, 2004
and authorize the audit committee to determine their
compensation.

PROXY COMMITTEE

COMPANY NAME:	Mohawk Industries Inc
TICKER SYMBOL:	MHK
CUSIP NUMBER:	608190104
MEETING DATE:	05/19/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

PROXY COMMITTEE

COMPANY NAME:	Fannie Mae
TICKER SYMBOL:	FNM
CUSIP NUMBER:	313586109
MEETING DATE:	05/25/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of the selection of auditors	F	F

3	Approval of an amendment to the Fannie Mae employee	F	F
stock purchase plan

The Directors recommend a cote ‘against’ item 4

4	Stockholder proposal to reinstate cumulative voting	A	A

PROXY COMMITTEE

COMPANY NAME:	Wal-Mart Stores
TICKER SYMBOL:	WMT
CUSIP NUMBER:	931142103
MEETING DATE:	06/04/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of the ASDA colleague share ownership plan 1999	F	F

3	Approval of the ASDA sharesave plan 2000	F	F

4	Approval of the Wal-Mart Stores, Inc. 2004 associate stock	F	F
purchase plan

5	Ratification of the appointment of independent accountants	F	F

The Board of Directors recommends a vote ‘against’:

6	A shareholder proposal regarding an independent chairman	A	A

7	A shareholder proposal regarding a ‘sustainability’ report	A	A

8	A shareholder proposal regarding equity compensation	A	A

9	A shareholder proposal regarding genetically engineered food	A	A

10	A shareholder proposal regarding an equal employment	A	A
opportunity report

11	A shareholder proposal regarding shareholder approval of	A	A
participation in the officer deferred compensation plan

PROXY COMMITTEE

COMPANY NAME:	Omnicom Group Inc
TICKER SYMBOL:	OMC
CUSIP NUMBER:	681919106
MEETING DATE:	05/25/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the appointment of KPMG as our independent	F	F
auditors for fiscal year 2004.

3	To approve our director equity plan.	F	F

PROXY COMMITTEE

COMPANY NAME:	Michaels Stores, Inc
TICKER SYMBOL:	MIK
CUSIP NUMBER:	59408710x
MEETING DATE:	06/17/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of the audit committee’s selection of Ernst &	F	F
Young LLP as our independent auditors for fiscal 2004.

3	Adoption of the amendment to restated certification of	F	F
incorporation.

PROXY COMMITTEE

COMPANY NAME:	eBay Inc.
TICKER SYMBOL:	EBAY
CUSIP NUMBER:	278642103
MEETING DATE:	06/24/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of amendments to our 1999 global equity incentive	F	F
plan, including an amendment to increase by 6,000,000 the
number of shares of common stock that may be issued under
our 1999 plan.

3	Approval of an amendment to our 2001 equity incentive plan	F	F
to increase by 18,000,000 the number of shares of common
stock that may be issued under our 2001 plan.

4	Approval of an amendment to our certificate of incorporation	F	F
to increase the authorized number of shares of common stock
from 900,000,000 to 1,790,000,000 shares.

5	Ratification of selection of PriceWaterhouseCoopers LLP	F	F
as our independent auditors for our fiscal year ending
December 31, 2004.

6	Stockholder proposal requesting the expensing of stock	A	A
options.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Badgley Funds, Inc.

By (Signature and Title)*  /s/ Lisa P. Guzman, Treasurer and Secretary

Date 8-21-04

* Print the name and title of each signing officer under his or her signature.